Note 11 - Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	978	220	5,851	376
General and administrative	14	696	(658)	911

Total	992	916	5,193	1,287